Employee benefit obligations - Amounts recognized in consolidated statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Employee benefit obligations
Actuarial gain/(loss) for the year on pension benefits	$ 11	$ 49	[1]	$ (139)	[1]
Defined benefit plan
Employee benefit obligations
Actuarial gain/(loss) arising from changes in demographic assumptions	19	(6)		26
Actuarial gain/(loss) arising from changes in financial assumptions	119	(104)		(280)
Actuarial gain/(loss) arising from changes in experience	19	2		(11)
Re-measurements of defined benefit obligations	157	(108)		(265)
Actual (loss)/return less expected return on plan assets	(151)	158		122
Actuarial gain/(loss) for the year on pension benefits	6	50		(143)
Gain (loss) on plan assets	(96)	228		206
Other employee benefit obligations
Employee benefit obligations
Actuarial gain/(loss) for the year on pension benefits	$ 5	$ (1)		$ 4

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.